Quarterly Holdings Report
for
Fidelity® Series High Income Fund
July 31, 2022
FSH-NPRT1-0922
1.924275.111
Corporate Bonds - 83.2%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.9%
Broadcasting - 0.7%
DISH Network Corp.:
2.375% 3/15/24	4,594,000	4,088,660
3.375% 8/15/26	7,208,000	5,128,813
		9,217,473
Energy - 1.2%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,175,827	5,879,135
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,028,327	9,228,888
		15,108,023
TOTAL CONVERTIBLE BONDS		24,325,496
Nonconvertible Bonds - 81.3%
Aerospace - 3.2%
ATI, Inc.:
4.875% 10/1/29	1,215,000	1,039,618
5.875% 12/1/27	7,225,000	6,719,250
Bombardier, Inc.:
6% 2/15/28 (d)	1,585,000	1,367,538
7.875% 4/15/27 (d)	7,843,000	7,246,932
BWX Technologies, Inc. 4.125% 6/30/28 (d)	3,247,000	3,076,533
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	830,000	668,814
4.625% 3/1/28 (d)	3,375,000	2,883,631
Moog, Inc. 4.25% 12/15/27 (d)	3,040,000	2,836,715
TransDigm, Inc.:
4.625% 1/15/29	2,335,000	2,101,500
5.5% 11/15/27	12,420,000	11,736,900
7.5% 3/15/27	1,455,000	1,478,738
		41,156,169
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)	1,325,000	1,303,124
Automotive & Auto Parts - 0.3%
Ford Motor Credit Co. LLC:
2.9% 2/10/29	2,715,000	2,291,270
3.815% 11/2/27	1,640,000	1,503,142
		3,794,412
Banks & Thrifts - 0.1%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	970,000	894,825
Broadcasting - 1.1%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	9,005,000	1,981,100
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)	1,670,000	1,333,399
Sirius XM Radio, Inc.:
4% 7/15/28 (d)	2,505,000	2,327,145
4.125% 7/1/30 (d)	845,000	762,908
TEGNA, Inc.:
4.625% 3/15/28	1,895,000	1,850,894
5% 9/15/29	725,000	708,731
Univision Communications, Inc.:
4.5% 5/1/29 (d)	2,170,000	1,960,519
6.625% 6/1/27 (d)	3,080,000	3,087,700
		14,012,396
Building Materials - 0.6%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	3,329,000	3,262,420
Builders FirstSource, Inc. 4.25% 2/1/32 (d)	2,210,000	1,891,263
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	1,335,000	1,248,092
6% 12/1/29 (d)	1,230,000	1,064,112
		7,465,887
Cable/Satellite TV - 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	3,680,000	3,192,400
4.5% 8/15/30 (d)	2,885,000	2,564,534
4.5% 5/1/32	4,540,000	3,925,148
4.5% 6/1/33 (d)	3,195,000	2,699,775
4.75% 3/1/30 (d)	4,755,000	4,327,050
5% 2/1/28 (d)	1,495,000	1,442,675
5.375% 6/1/29 (d)	1,705,000	1,624,780
CSC Holdings LLC:
4.125% 12/1/30 (d)	2,050,000	1,743,402
4.5% 11/15/31 (d)	555,000	471,750
4.625% 12/1/30 (d)	5,335,000	4,054,600
5.375% 2/1/28 (d)	3,840,000	3,648,000
5.75% 1/15/30 (d)	3,435,000	2,773,866
7.5% 4/1/28 (d)	3,345,000	3,069,038
Dolya Holdco 18 DAC 5% 7/15/28 (d)	1,680,000	1,534,546
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	2,875,000	2,657,650
6.5% 9/15/28 (d)	6,560,000	5,205,163
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	4,400,000	3,967,700
Ziggo Bond Co. BV 5.125% 2/28/30 (d)	2,090,000	1,781,725
Ziggo BV 4.875% 1/15/30 (d)	1,455,000	1,343,183
		52,026,985
Capital Goods - 0.7%
Mueller Water Products, Inc. 4% 6/15/29 (d)	1,905,000	1,736,134
Vertical Holdco GmbH 7.625% 7/15/28 (d)	2,315,000	2,095,075
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	5,865,000	5,630,400
		9,461,609
Chemicals - 3.6%
CVR Partners LP 6.125% 6/15/28 (d)	2,072,000	1,885,520
Element Solutions, Inc. 3.875% 9/1/28 (d)	1,999,000	1,845,537
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	3,400,000	2,917,316
7% 12/31/27 (d)	440,000	333,441
LSB Industries, Inc. 6.25% 10/15/28 (d)	3,330,000	3,020,610
Methanex Corp.:
5.125% 10/15/27	3,800,000	3,515,000
5.65% 12/1/44	2,152,000	1,570,960
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	1,900,000	1,650,606
5% 5/1/25 (d)	940,000	919,188
5.25% 6/1/27 (d)	4,320,000	4,142,880
Nufarm Australia Ltd. 5% 1/27/30 (d)	2,575,000	2,188,750
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)	2,030,000	1,717,465
6.25% 10/1/29 (d)	2,255,000	1,612,325
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	1,550,000	1,296,676
The Chemours Co. LLC:
4.625% 11/15/29 (d)	1,645,000	1,443,488
5.375% 5/15/27	2,604,000	2,486,820
5.75% 11/15/28 (d)	10,255,000	9,772,912
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	3,140,000	2,650,160
		44,969,654
Consumer Products - 0.6%
Mattel, Inc. 3.75% 4/1/29 (d)	3,225,000	2,979,094
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	1,425,000	1,186,313
7.875% 5/1/29 (d)	1,100,000	753,500
Nordstrom, Inc.:
4.25% 8/1/31	1,630,000	1,320,153
4.375% 4/1/30	1,090,000	914,475
		7,153,535
Containers - 0.7%
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	610,000	549,206
Sealed Air Corp. 5% 4/15/29 (d)	2,240,000	2,217,600
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	3,574,000	3,502,520
8.5% 8/15/27 (d)	3,080,000	2,938,319
		9,207,645
Diversified Financial Services - 2.7%
Altus Midstream LP 5.875% 6/15/30 (d)	1,535,000	1,559,238
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	3,705,000	2,383,458
3.625% 10/1/31 (d)	4,210,000	2,494,720
Hightower Holding LLC 6.75% 4/15/29 (d)	2,245,000	1,764,561
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	3,160,000	2,843,700
5.25% 5/15/27	7,725,000	7,416,000
6.25% 5/15/26	4,350,000	4,320,540
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)	1,415,000	1,207,759
OneMain Finance Corp.:
3.5% 1/15/27	3,265,000	2,776,674
3.875% 9/15/28	4,865,000	4,028,244
7.125% 3/15/26	3,970,000	3,843,655
		34,638,549
Diversified Media - 1.1%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	6,565,000	5,974,150
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)	1,905,000	1,791,216
5.625% 10/1/28 (d)	3,100,000	3,038,000
5.875% 10/1/30 (d)	1,460,000	1,432,625
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	2,410,000	1,928,516
		14,164,507
Energy - 10.2%
Apache Corp. 4.25% 1/15/30	775,000	746,678
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	2,540,000	2,322,789
CGG SA 8.75% 4/1/27 (d)	750,000	687,210
Citgo Petroleum Corp. 6.375% 6/15/26 (d)	4,285,000	4,113,600
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	3,318,000	3,027,675
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	1,550,000	1,456,256
6.75% 3/1/29 (d)	4,110,000	4,068,900
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	9,034,000	8,672,640
5.75% 4/1/25	4,660,000	4,590,100
6% 2/1/29 (d)	4,453,000	4,056,772
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)	1,295,000	1,202,874
5.625% 10/15/25 (d)	230,000	229,660
CVR Energy, Inc.:
5.25% 2/15/25 (d)	3,960,000	3,789,621
5.75% 2/15/28 (d)	3,580,000	3,239,900
Delek Logistics Partners LP 7.125% 6/1/28 (d)	3,905,000	3,563,313
DT Midstream, Inc. 4.125% 6/15/29 (d)	1,140,000	1,055,366
EnLink Midstream LLC 5.625% 1/15/28 (d)	665,000	645,489
EQM Midstream Partners LP:
6.5% 7/1/27 (d)	1,412,000	1,414,923
7.5% 6/1/27 (d)	735,000	751,100
7.5% 6/1/30 (d)	735,000	756,407
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	2,160,000	1,970,870
Harvest Midstream I LP 7.5% 9/1/28 (d)	1,110,000	1,060,405
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,115,000	993,264
5.125% 6/15/28 (d)	3,025,000	2,950,509
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)	775,000	707,188
6.25% 11/1/28 (d)	775,000	750,545
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	1,555,000	1,433,796
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)	10,580,000	1
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	13,490,000	12,775,705
6.75% 9/15/25 (d)	13,740,000	13,413,675
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	4,110,000	3,754,773
Occidental Petroleum Corp.:
7.5% 5/1/31	2,575,000	2,985,790
7.875% 9/15/31	635,000	735,013
8.875% 7/15/30	2,170,000	2,598,575
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	145,000	121,800
4.95% 7/15/29 (d)	1,480,000	1,300,335
6.875% 4/15/40 (d)	655,000	555,113
SM Energy Co. 5.625% 6/1/25	2,035,000	2,001,931
Southwestern Energy Co. 4.75% 2/1/32	1,640,000	1,529,300
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,670,000	1,502,733
5.875% 3/15/28	875,000	837,253
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	1,155,000	1,062,600
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	3,125,000	2,837,750
6% 3/1/27 (d)	6,065,000	5,634,331
6% 12/31/30 (d)	3,525,000	3,176,906
6% 9/1/31 (d)	3,695,000	3,329,195
7.5% 10/1/25 (d)	1,105,000	1,107,312
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	1,096,445	1,047,105
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)	227,250	220,432
Transocean Pontus Ltd. 6.125% 8/1/25 (d)	621,150	580,775
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	946,875	868,758
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	1,393,799	1,327,594
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	1,885,000	1,739,327
4.125% 8/15/31 (d)	1,865,000	1,719,325
		129,021,257
Environmental - 1.3%
Covanta Holding Corp. 4.875% 12/1/29 (d)	1,730,000	1,540,963
Darling Ingredients, Inc. 6% 6/15/30 (d)	910,000	941,149
Madison IAQ LLC:
4.125% 6/30/28 (d)	3,730,000	3,301,050
5.875% 6/30/29 (d)	10,110,000	7,892,473
Stericycle, Inc.:
3.875% 1/15/29 (d)	2,775,000	2,537,266
5.375% 7/15/24 (d)	575,000	573,310
		16,786,211
Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	9,110,000	7,977,354
4.875% 2/15/30 (d)	2,205,000	2,017,575
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	3,765,000	2,859,555
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	675,000	615,884
		13,470,368
Food/Beverage/Tobacco - 2.2%
C&S Group Enterprises LLC 5% 12/15/28 (d)	5,435,000	3,933,678
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (d)	2,845,000	2,763,766
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	3,660,000	3,410,994
Performance Food Group, Inc. 5.5% 10/15/27 (d)	1,505,000	1,483,042
Post Holdings, Inc.:
4.625% 4/15/30 (d)	1,290,000	1,156,820
5.5% 12/15/29 (d)	1,325,000	1,252,470
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	4,030,000	3,480,913
TreeHouse Foods, Inc. 4% 9/1/28	860,000	748,200
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	9,450,000	7,106,679
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	820,000	751,325
4.75% 2/15/29 (d)	2,180,000	2,034,888
		28,122,775
Gaming - 2.9%
Affinity Gaming LLC 6.875% 12/15/27 (d)	3,630,000	3,145,559
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	2,035,000	1,725,273
6.25% 7/1/25 (d)	2,675,000	2,668,313
8.125% 7/1/27 (d)	10,219,000	10,219,000
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)	4,500,000	3,678,750
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	6,480,000	6,466,873
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	975,000	808,580
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	2,725,000	2,200,438
5.875% 9/1/31 (d)	1,295,000	1,013,534
Station Casinos LLC 4.5% 2/15/28 (d)	1,665,000	1,510,538
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)	3,039,000	2,818,673
		36,255,531
Healthcare - 8.8%
180 Medical, Inc. 3.875% 10/15/29 (d)	2,065,000	1,877,319
AMN Healthcare 4% 4/15/29 (d)	3,205,000	2,907,450
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	2,000,000	1,841,040
4.625% 7/15/28 (d)	1,750,000	1,684,760
Bausch Health Companies, Inc.:
5% 1/30/28 (d)	2,480,000	1,320,600
7% 1/15/28 (d)	4,015,000	2,222,824
Cano Health, Inc. 6.25% 10/1/28 (d)	3,310,000	2,967,276
Catalent Pharma Solutions 3.5% 4/1/30 (d)	3,245,000	2,902,863
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	1,150,000	1,061,201
4.25% 5/1/28 (d)	472,000	461,380
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	3,505,000	2,821,525
5.25% 5/15/30 (d)	3,850,000	3,234,000
5.625% 3/15/27 (d)	7,855,000	6,981,131
6% 1/15/29 (d)	2,290,000	1,998,025
6.125% 4/1/30 (d)	2,885,000	1,542,408
6.875% 4/15/29 (d)	3,575,000	1,984,125
8% 3/15/26 (d)	1,615,000	1,542,325
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	2,070,000	1,828,969
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	855,000	649,800
4.625% 6/1/30 (d)	7,480,000	6,133,600
Embecta Corp. 5% 2/15/30 (d)	860,000	755,716
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	3,010,000	2,667,673
HealthEquity, Inc. 4.5% 10/1/29 (d)	3,520,000	3,278,317
Hologic, Inc.:
3.25% 2/15/29 (d)	3,405,000	3,085,730
4.625% 2/1/28 (d)	6,000	5,857
Jazz Securities DAC 4.375% 1/15/29 (d)	3,880,000	3,735,858
MEDNAX, Inc. 5.375% 2/15/30 (d)	2,290,000	2,112,525
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)	3,660,000	3,312,300
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	785,000	718,275
Molina Healthcare, Inc. 3.875% 11/15/30 (d)	1,465,000	1,353,395
Option Care Health, Inc. 4.375% 10/31/29 (d)	3,020,000	2,755,750
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	3,935,000	3,720,543
5.125% 4/30/31 (d)	2,160,000	2,022,300
Owens & Minor, Inc. 4.5% 3/31/29 (d)	1,010,000	907,787
Radiology Partners, Inc. 9.25% 2/1/28 (d)	3,750,000	2,758,200
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	5,310,000	4,774,576
Teleflex, Inc. 4.25% 6/1/28 (d)	930,000	876,641
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	3,290,000	3,059,700
4.375% 1/15/30 (d)	1,990,000	1,848,551
4.625% 6/15/28 (d)	3,350,000	3,161,182
6.125% 10/1/28 (d)	9,780,000	9,535,500
6.125% 6/15/30 (d)	2,820,000	2,848,538
6.25% 2/1/27 (d)	2,741,000	2,772,987
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)	1,155,000	729,498
		110,760,020
Homebuilders/Real Estate - 3.7%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)	985,000	763,516
Howard Hughes Corp.:
4.125% 2/1/29 (d)	1,325,000	1,139,747
4.375% 2/1/31 (d)	1,325,000	1,122,030
Kennedy-Wilson, Inc. 4.75% 2/1/30	4,055,000	3,484,948
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	1,540,000	1,443,750
5% 10/15/27	10,940,000	10,525,374
Railworks Holdings LP 8.25% 11/15/28 (d)	2,855,000	2,532,621
TopBuild Corp. 4.125% 2/15/32 (d)	3,180,000	2,766,913
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	6,395,000	5,628,363
6.5% 2/15/29 (d)	22,416,000	17,256,061
		46,663,323
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	3,710,000	3,199,875
3.75% 5/1/29 (d)	495,000	449,213
4% 5/1/31 (d)	1,540,000	1,382,366
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	1,785,000	1,639,890
		6,671,344
Insurance - 0.6%
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (d)	3,740,000	3,485,946
AmWINS Group, Inc. 4.875% 6/30/29 (d)	3,540,000	3,219,630
AssuredPartners, Inc. 5.625% 1/15/29 (d)	1,355,000	1,205,950
		7,911,526
Leisure - 2.6%
Carnival Corp.:
5.75% 3/1/27 (d)	5,650,000	4,528,786
6% 5/1/29 (d)	4,475,000	3,436,390
6.65% 1/15/28	300,000	212,030
7.625% 3/1/26 (d)	6,815,000	5,891,738
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)	1,485,000	1,119,556
NCL Corp. Ltd.:
3.625% 12/15/24 (d)	3,160,000	2,717,600
5.875% 3/15/26 (d)	890,000	725,857
7.75% 2/15/29 (d)	2,010,000	1,611,216
NCL Finance Ltd. 6.125% 3/15/28 (d)	640,000	494,739
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	4,110,000	3,164,700
5.375% 7/15/27 (d)	1,535,000	1,189,625
5.5% 8/31/26 (d)	3,160,000	2,495,620
5.5% 4/1/28 (d)	3,905,000	2,948,275
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	630,000	544,103
Voc Escrow Ltd. 5% 2/15/28 (d)	1,440,000	1,277,698
		32,357,933
Metals/Mining - 0.8%
Eldorado Gold Corp. 6.25% 9/1/29 (d)	1,005,000	808,083
ERO Copper Corp. 6.5% 2/15/30 (d)	3,950,000	2,683,531
First Quantum Minerals Ltd. 6.875% 10/15/27 (d)	3,115,000	2,943,675
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	860,000	711,435
Mineral Resources Ltd. 8.5% 5/1/30 (d)	1,400,000	1,417,500
PMHC II, Inc. 9% 2/15/30 (d)	2,130,000	1,549,405
		10,113,629
Paper - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (d)	1,165,000	1,001,900
6% 6/15/27 (d)	1,985,000	2,042,069
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)	815,000	822,922
Glatfelter Corp. 4.75% 11/15/29 (d)	1,385,000	943,531
SPA Holdings 3 OY 4.875% 2/4/28 (d)	4,520,000	3,664,272
		8,474,694
Publishing/Printing - 0.1%
News Corp. 5.125% 2/15/32 (d)	1,685,000	1,609,175
Railroad - 0.3%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	4,195,000	3,702,088
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	2,680,000	2,331,600
Garden SpinCo Corp. 8.625% 7/20/30 (d)	550,000	577,517
Yum! Brands, Inc. 4.625% 1/31/32	3,225,000	3,065,105
		5,974,222
Services - 5.5%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	3,646,000	3,415,901
APX Group, Inc. 6.75% 2/15/27 (d)	1,280,000	1,267,845
Aramark Services, Inc. 5% 2/1/28 (d)	1,560,000	1,524,120
ASGN, Inc. 4.625% 5/15/28 (d)	2,280,000	2,114,700
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	9,020,000	8,555,109
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	6,812,000	5,628,415
CoreCivic, Inc.:
4.75% 10/15/27	3,616,000	3,020,902
8.25% 4/15/26	7,700,000	7,649,638
Fair Isaac Corp. 4% 6/15/28 (d)	1,535,000	1,431,689
Gartner, Inc.:
3.625% 6/15/29 (d)	985,000	899,492
3.75% 10/1/30 (d)	1,600,000	1,469,632
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	7,761,000	7,237,133
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	5,185,000	4,673,603
PowerTeam Services LLC 9.033% 12/4/25 (d)	840,000	682,500
Service Corp. International:
4% 5/15/31	2,505,000	2,304,713
5.125% 6/1/29	2,272,000	2,272,000
Sotheby's 7.375% 10/15/27 (d)	6,200,000	5,965,876
The GEO Group, Inc. 6% 4/15/26	2,110,000	1,602,560
TriNet Group, Inc. 3.5% 3/1/29 (d)	3,950,000	3,461,188
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	4,717,000	4,705,538
		69,882,554
Steel - 0.3%
Commercial Metals Co. 4.125% 1/15/30	1,140,000	999,666
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	2,705,000	2,452,209
		3,451,875
Super Retail - 1.4%
Bath & Body Works, Inc. 6.694% 1/15/27	625,000	616,406
Carvana Co.:
4.875% 9/1/29 (d)	1,330,000	793,944
5.5% 4/15/27 (d)	2,050,000	1,353,000
5.875% 10/1/28 (d)	550,000	348,700
10.25% 5/1/30 (d)	300,000	246,657
EG Global Finance PLC:
6.75% 2/7/25 (d)	2,875,000	2,738,438
8.5% 10/30/25 (d)	4,985,000	4,881,611
LBM Acquisition LLC 6.25% 1/15/29 (d)	2,315,000	1,747,825
Levi Strauss & Co. 3.5% 3/1/31 (d)	2,235,000	2,019,926
Wolverine World Wide, Inc. 4% 8/15/29 (d)	3,250,000	2,831,563
		17,578,070
Technology - 6.3%
Acuris Finance U.S. 5% 5/1/28 (d)	5,520,000	4,636,800
Arches Buyer, Inc.:
4.25% 6/1/28 (d)	2,040,000	1,745,045
6.125% 12/1/28 (d)	2,935,000	2,406,700
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	3,485,000	3,223,625
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	810,000	737,100
4.875% 7/1/29 (d)	820,000	725,700
CommScope, Inc.:
4.75% 9/1/29 (d)	1,415,000	1,230,314
6% 3/1/26 (d)	1,260,000	1,224,846
7.125% 7/1/28 (d)	2,505,000	2,072,888
8.25% 3/1/27 (d)	770,000	669,900
Elastic NV 4.125% 7/15/29 (d)	3,310,000	2,947,125
Entegris Escrow Corp.:
4.75% 4/15/29 (d)	2,285,000	2,200,044
5.95% 6/15/30 (d)	3,020,000	2,997,350
Gartner, Inc. 4.5% 7/1/28 (d)	2,505,000	2,410,557
II-VI, Inc. 5% 12/15/29 (d)	3,575,000	3,405,188
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	4,095,000	3,357,900
MicroStrategy, Inc. 6.125% 6/15/28 (d)	4,810,000	4,172,675
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	1,505,000	1,343,213
onsemi 3.875% 9/1/28 (d)	1,875,000	1,735,838
Open Text Corp.:
3.875% 2/15/28 (d)	2,815,000	2,589,691
3.875% 12/1/29 (d)	3,245,000	2,920,971
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)	2,710,000	2,239,739
5.375% 12/1/28 (d)	19,245,000	14,143,430
Roblox Corp. 3.875% 5/1/30 (d)	3,450,000	3,021,811
Sensata Technologies BV 4% 4/15/29 (d)	1,740,000	1,583,400
TTM Technologies, Inc. 4% 3/1/29 (d)	6,735,000	5,950,808
Twilio, Inc. 3.875% 3/15/31	1,270,000	1,125,042
Uber Technologies, Inc. 8% 11/1/26 (d)	3,275,000	3,334,290
		80,151,990
Telecommunications - 8.6%
Altice Financing SA:
5% 1/15/28 (d)	2,610,000	2,298,679
5.75% 8/15/29 (d)	13,650,000	11,943,750
Altice France Holding SA 6% 2/15/28 (d)	6,280,000	4,914,100
Altice France SA:
5.125% 1/15/29 (d)	5,910,000	5,024,505
5.125% 7/15/29 (d)	2,830,000	2,422,056
5.5% 1/15/28 (d)	4,455,000	3,916,702
5.5% 10/15/29 (d)	20,000	17,266
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	16,554,000	14,743,820
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	765,000	679,894
5.625% 9/15/28 (d)	605,000	488,634
Consolidated Communications, Inc. 5% 10/1/28 (d)	930,000	734,764
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	3,330,000	3,129,334
5.875% 10/15/27 (d)	1,685,000	1,659,961
5.875% 11/1/29	2,485,000	2,087,400
6% 1/15/30 (d)	2,115,000	1,776,748
8.75% 5/15/30 (d)	1,675,000	1,778,666
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	3,100,000	2,865,950
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	565,000	472,204
4.25% 7/1/28 (d)	5,030,000	4,388,431
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)	6,305,000	4,996,713
5.125% 12/15/26 (d)	3,255,000	2,964,947
Millicom International Cellular SA:
4.5% 4/27/31 (d)	3,880,000	3,185,965
5.125% 1/15/28 (d)	211,500	192,169
Sable International Finance Ltd. 5.75% 9/7/27 (d)	748,000	660,110
SBA Communications Corp. 3.125% 2/1/29	1,630,000	1,426,250
Sprint Capital Corp.:
6.875% 11/15/28	2,010,000	2,256,225
8.75% 3/15/32	2,410,000	3,120,950
Telecom Italia Capital SA:
6% 9/30/34	3,032,000	2,388,693
7.2% 7/18/36	1,449,000	1,201,772
7.721% 6/4/38	400,000	332,000
Uniti Group, Inc. 6% 1/15/30 (d)	5,895,000	4,209,474
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)	2,980,000	2,670,825
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	3,745,000	3,280,208
Windstream Escrow LLC 7.75% 8/15/28 (d)	7,880,000	7,055,752
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	2,600,000	2,275,676
6.125% 3/1/28 (d)	1,755,000	1,360,125
		108,920,718
Textiles/Apparel - 0.3%
Foot Locker, Inc. 4% 10/1/29 (d)	3,550,000	2,760,125
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	580,000	489,096
		3,249,221
Transportation Ex Air/Rail - 0.4%
Golar LNG Ltd. 7% 10/20/25 (d)	1,690,000	1,580,150
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	1,020,000	910,248
Seaspan Corp. 5.5% 8/1/29 (d)	4,095,000	3,204,338
		5,694,736
Utilities - 3.3%
Clearway Energy Operating LLC 3.75% 2/15/31 (d)	1,750,000	1,532,342
Global Partners LP/GLP Finance Corp. 7% 8/1/27	3,807,000	3,481,157
InterGen NV 7% 6/30/23 (d)	10,532,000	10,131,995
NRG Energy, Inc.:
3.375% 2/15/29 (d)	2,360,000	2,035,500
5.25% 6/15/29 (d)	2,565,000	2,404,688
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)	1,345,356	1,301,632
PG&E Corp.:
5% 7/1/28	4,420,000	4,035,195
5.25% 7/1/30	6,030,000	5,411,925
Pike Corp. 5.5% 9/1/28 (d)	8,127,000	6,964,433
Vistra Operations Co. LLC:
5% 7/31/27 (d)	2,849,000	2,804,983
5.625% 2/15/27 (d)	1,965,000	1,971,308
		42,075,158
TOTAL NONCONVERTIBLE BONDS		1,029,147,715
TOTAL CORPORATE BONDS (Cost $1,185,975,174)		1,053,473,211

Common Stocks - 4.1%
	Shares	Value ($)
Cable/Satellite TV - 0.1%
Altice U.S.A., Inc. Class A (f)	105,200	1,105,652
Energy - 1.7%
California Resources Corp. warrants 10/27/24 (f)	2,871	41,917
Jonah Energy Parent LLC (c)(f)	148,945	6,776,998
Mesquite Energy, Inc. (c)(f)	149,356	8,756,759
New Fortress Energy, Inc.	57,500	2,815,775
Pioneer Natural Resources Co.	10,700	2,535,365
TOTAL ENERGY		20,926,814
Food & Drug Retail - 1.9%
Southeastern Grocers, Inc. (b)(c)(f)	963,443	23,507,990
Gaming - 0.2%
Caesars Entertainment, Inc. (f)	57,300	2,618,037
Metals/Mining - 0.0%
Elah Holdings, Inc. (f)	333	22,228
Telecommunications - 0.0%
GTT Communications, Inc. rights (c)(f)	160,059	160,059
Utilities - 0.2%
EQT Corp.	69,900	3,077,697
TOTAL COMMON STOCKS (Cost $24,295,800)		51,418,477

Bank Loan Obligations - 5.2%
	Principal Amount (a)	Value ($)
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 9.786% 5/25/26 (g)(h)(i)	1,970,432	1,866,984
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.036% 8/24/26 (g)(h)(i)	4,474,512	875,707
TOTAL BROADCASTING		2,742,691
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.9703% 5/17/28 (g)(h)(i)	2,148,722	1,524,260
Chemicals - 0.4%
Consolidated Energy Finance SA Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (c)(g)(h)(i)	2,740,584	2,651,515
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 11/9/28 (g)(h)(i)	2,059,650	1,945,731
TOTAL CHEMICALS		4,597,246
Energy - 0.3%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (g)(h)(i)	2,382,501	2,252,750
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (g)(h)(i)	1,599,124	1,512,035
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(h)(i)	2,735,146	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(h)(i)	1,217,000	0
TOTAL ENERGY		3,764,785
Gaming - 0.4%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.327% 1/27/29 (g)(h)(i)	4,793,263	4,561,413
Healthcare - 0.5%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.0306% 12/13/26 (g)(h)(i)	129,013	125,572
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (g)(h)(i)	6,897,469	6,679,026
TOTAL HEALTHCARE		6,804,598
Insurance - 0.3%
HUB International Ltd. Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.7657% 4/25/25 (g)(h)(i)	4,399,192	4,282,437
Leisure - 0.4%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.6616% 7/21/28 (g)(h)(i)	5,807,571	5,488,154
Paper - 0.1%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 6.602% 4/13/29 (g)(h)(i)	1,025,000	982,719
Services - 0.3%
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 7.4161% 12/10/29 (g)(h)(i)	225,000	198,000
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/10/28 (g)(h)(i)	2,258,650	2,133,724
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9444% 6/21/24 (g)(h)(i)	1,323,194	1,205,509
TOTAL SERVICES		3,537,233
Super Retail - 0.6%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 3/5/28 (g)(h)(i)	2,792,965	2,548,580
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 12/18/27 (g)(h)(i)	5,494,149	4,714,200
TOTAL SUPER RETAIL		7,262,780
Technology - 0.7%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.6534% 2/15/29 (g)(h)(i)	5,797,391	5,514,768
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (h)(i)(j)	982,609	934,707
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 6.6095% 7/6/29 (g)(h)(i)	565,000	548,406
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6223% 4/4/26 (g)(h)(i)	1,617,526	1,520,474
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6661% 8/27/25 (g)(h)(i)	829,562	806,234
TOTAL TECHNOLOGY		9,324,589
Telecommunications - 0.6%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 8.5% 5/31/25 (g)(h)(i)	6,203,519	4,804,626
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.906% 4/30/27 (g)(h)(i)	2,309,254	2,087,958
TOTAL TELECOMMUNICATIONS		6,892,584
Utilities - 0.3%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.0361% 8/1/25 (g)(h)(i)	1,385,000	1,340,735
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.375% 6/23/25 (g)(h)(i)	2,660,696	2,565,070
TOTAL UTILITIES		3,905,805
TOTAL BANK LOAN OBLIGATIONS (Cost $73,575,855)		65,671,294

Other - 0.5%
	Shares	Value ($)
Other - 0.5%
Fidelity Direct Lending Fund, LP (b)(k) (Cost $5,793,797)	579,456	5,748,202

Money Market Funds - 5.7%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (l)	72,054,506	72,068,917
Fidelity Securities Lending Cash Central Fund 2.01% (l)(m)	0	0
TOTAL MONEY MARKET FUNDS (Cost $72,068,917)		72,068,917

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $1,361,709,543)	1,248,380,101
NET OTHER ASSETS (LIABILITIES) - 1.3%	17,025,171
NET ASSETS - 100.0%	1,265,405,272

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,364,215 or 3.5% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $876,446,159 or 69.3% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Non-income producing
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $853,623 and $812,009, respectively.

(k)	Affiliated Fund
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Direct Lending Fund, LP	12/09/21 - 7/29/22	5,793,797
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	1,175,827
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	2,028,327
Southeastern Grocers, Inc.	6/01/18	6,776,820

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	49,396,894	168,064,637	145,392,614	153,426	-	-	72,068,917	0.1%
Total	49,396,894	168,064,637	145,392,614	153,426	-	-	72,068,917

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	4,620,231	1,177,908	-	105,257	-	(49,937)	5,748,202
	4,620,231	1,177,908	-	105,257	-	(49,937)	5,748,202

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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